Exhibit 99.36

Rating Agency Grades Detail Report

OBX 2024-NQM3_FINAL

Run Date - 1/17/2024 12:30:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
6000089084	C	B	C	A	A	A	B	B	Closed	FVAL9739	2023-03-29 13:56	2023-07-11 12:23	Waived	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Waived-Lender granted exception for Allow required club membership on Investor Pur See page 89 - Due Diligence Vendor-03/29/2023	Waived-Lender granted exception for Allow required club membership on Investor Pur See page 89 - Due Diligence Vendor-03/29/2023	Borrower contribution exceeds requirement >=5%, No credit events past 48 months, No mortgage late payments in last 24 months.

																										We are comfortable with it because club dues for 2023 is only $111.08 (which Is just slightly above XXXX of total PITIA payment) and not to be collected until club is complete. We consider it another part of HOA dues. This is a new well established project built in 2022 and such a club membership is a common practice for the area. It may include fitness building, equipment and lockers, clubhouse meeting room, tot lot, swimming pool. Agency and XXXX approach is mostly prohibits s country club facilities and golf courses. The borrower has established escrow account to which the payments will be collected. The borrower has already made 2 on time payments, the escrow balance is $3867.06 as of 6/29.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	905831
6000089084	C	B	C	A	A	A	B	B	Closed	FCRE4866	2023-03-31 14:23	2023-04-10 10:26	Resolved	1 - Information	C	A	Credit	Eligibility	Original CLTV does not meet eligibility requirement(s)	Resolved-lender address capital markets are ok with LTV - Due Diligence Vendor-04/10/2023

Ready for Review-Document Uploaded. Please find attached - Seller-04/06/2023

Counter-need letter or specific comments from capital markets as to what will be clarified as the guidelines states that borrowers from XXXX  are capped on DSCR at XXXX no income used on DSCR.  This is not clear.  Need waiver or specific insight from capital markets as clarify the guideline since contradicts the current published guideline - Due Diligence Vendor-04/04/2023

Ready for Review-Please take this clarification from our sr UW into consideration: Borrower 2 was born in XXXX but we have no indicator that his income is derived from XXXX. Per documents cleared by UW 1,  borrowers reside in XXXX and have bank account in XXXX. His only tie to XXXX is that he was born there.
Also, our Capital Market risk associate confirmed that it will be clarified in guidelines about XXXX status as well.
Please advise. - Seller-04/04/2023

																						Open-B2 is from XXXX and LTV exceeds max allowed XXXX - Due Diligence Vendor-03/31/2023	Ready for Review-Document Uploaded. Please find attached - Seller-04/06/2023 Ready for Review-Please take this clarification from our sr UW into consideration: Borrower 2 was born in XXXX but we have no indicator that his income is derived from XXXX. Per documents cleared by UW 1, borrowers reside in XXXX and have bank account in XXXX. His only tie to XXXX is that he was born there. Also, our Capital Market risk associate confirmed that it will be clarified in guidelines about XXXX status as well. Please advise. - Seller-04/04/2023	Resolved-lender address capital markets are ok with LTV - Due Diligence Vendor-04/10/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	909110
6000089095			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089085			D	A	A	A	A	A	D	A	Closed	FVAL4940	2023-03-29 14:26	2023-04-13 12:22	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Homeowner's Association Questionnaire	Resolved-condo qt received. - Due Diligence Vendor-04/13/2023 Ready for Review-Document Uploaded. Condo questionnaire provided - Seller-04/12/2023 Open-Condo questionnaire is missing in file. - Due Diligence Vendor-03/29/2023	Ready for Review-Document Uploaded. Condo questionnaire provided - Seller-04/12/2023	Resolved-condo qt received. - Due Diligence Vendor-04/13/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	N/A	N/A	905897
6000089045			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089077	B	B	B	B	A	A	A	A	Closed	FCRE8850	2023-04-12 15:51	2023-04-20 08:49	Waived	2 - Non-Material	B	B	Credit	Assets	Foreign National- bank/credit reference letter missing	Waived-Exception Type Material: Credit--Substitute 24M of XXXX Statements as Credit Ref--Guidelines Require Bank Reference Letter however Credit Reference letter nor Alternative Tradelines are not listed as acceptable documents for a Credit Reference. The borrower has an online Bank that does not offer an acceptable Bank Reference Letter nor ability to provide a document signed by a bank Officer. The borrowers bank, XXXX was able to provide a Bank Reference letter however it is in the name of the
Business (name on title) which borrower is 100% owner. Please accept all the documents (XXXX 24M
Statements, XXXX, & XXXX) as a Credit Reference for the borrower. Please do not add anymore adjustments to this loan.
(Exception Letter present on page #792) - Due Diligence Vendor-04/12/2023	Waived-Exception Type Material: Credit--Substitute 24M of XXXX Statements as Credit Ref--Guidelines Require Bank Reference Letter however Credit Reference letter nor Alternative Tradelines are not listed as acceptable documents for a Credit Reference. The borrower has an online Bank that does not offer an acceptable Bank Reference Letter nor ability to provide a document signed by a bank Officer. The borrowers bank, XXXX was able to provide a Bank Reference letter however it is in the name of the
Business (name on title) which borrower is 100% owner. Please accept all the documents (XXXX 24M
Statements, XXXX, & XXXX) as a Credit Reference for the borrower. Please do not add anymore adjustments to this loan.
(Exception Letter present on page #792) - Due Diligence Vendor-04/12/2023

																										Borrower contribution exceeds requirement >=5%, Reserves>6 months (ineligible for Foreign Nationals) LTV is XXXX Less than Maximum & borrower has 16 months		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	922269
6000089077			B	B	B	B	A	A	A	A	Closed	FCRE3653	2023-04-12 15:53	2023-04-12 15:53	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing letter of explanation	Waived-Exception Type Material: Credit--RE Sale Listing removed after Loan Submission--Please do not add an Adjustment to this Exception (this is Realtor Error, not the borrower, and a rule in the guidelines). Loan must have a minimum 1 year PPP. RE Listing is not for a sale of the property it is to Rent out the property. Attached the Listing Agreement, LOE from the borrower, LOE from the RE regarding their Error to List it for Sale, and MLS history. (Exception form present on page #791) - Due Diligence Vendor-04/12/2023		Waived-Exception Type Material: Credit--RE Sale Listing removed after Loan Submission--Please do not add an Adjustment to this Exception (this is Realtor Error, not the borrower, and a rule in the guidelines). Loan must have a minimum 1 year PPP. RE Listing is not for a sale of the property it is to Rent out the property. Attached the Listing Agreement, LOE from the borrower, LOE from the RE regarding their Error to List it for Sale, and MLS history. (Exception form present on page #791) - Due Diligence Vendor-04/12/2023		Borrower contribution exceeds requirement >=5%, Reserves>6 months (ineligible for Foreign Nationals) 16 months reserves; the LTV is XXXX lower than the Maximum		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	922273
6000089116			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089105			A	A	A	A	A	A	A	A	Closed	FCRE9991	2023-04-24 10:57	2023-05-01 13:46	Resolved	1 - Information	A	A	Credit	Data	Data Discrepancy - Tape Data is Different than Original Loan Approval Document Data	Resolved-tape updated - Due Diligence Vendor-05/01/2023 Ready for Review-Document Uploaded. apologies, it's ARM loan, now tape is correct. - Seller-05/01/2023 Open-DSCR is .95. Rent is $XXXXX per 1007 and PITIA is $XXXXXX. Tape is wrong. - Due Diligence Vendor-04/24/2023	Ready for Review-Document Uploaded. apologies, it's ARM loan, now tape is correct. - Seller-05/01/2023	Resolved-tape updated - Due Diligence Vendor-05/01/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	N/A	N/A	936692
6000089044			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other
6000089048			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089076	D	B	C	B	D	A	A	A	Closed	FCRE8459	2023-04-26 07:04	2023-07-11 12:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower Entity Ownership does not meet guidelines	Waived-Exception: Missing operating agreement - Due Diligence Vendor-05/17/2023

Ready for Review-Document Uploaded. Exception submitted - Seller-05/17/2023

Counter-Still missing the Operating Agreement. - Due Diligence Vendor-05/15/2023

Ready for Review-Document Uploaded. Please see attached  - Seller-05/15/2023

Counter-this does not have Operating Agreement and Guaranty agreement signed.  need these items still - Due Diligence Vendor-05/11/2023

Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023

																						Open-Note and all closing docs have borrower name as individual. Deed of trust, title and insurance (HO6) have LLC. if loan closed in LLC, need all docs to reflect correct borrower including note and need Operating agreement and Guaranty signed by borrower. - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Exception submitted - Seller-05/17/2023 Ready for Review-Document Uploaded. Please see attached - Seller-05/15/2023 Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023	Waived-Exception: Missing operating agreement - Due Diligence Vendor-05/17/2023		No credit events pat 48 months, No mortgage late payments in last 24 months Credit score >40 points above minimum required. The borrower is the only owner of this LLC as per XXXX Articles of incorporation of XXXX LLC. This is an acceptable form of proof of ownership, so we were comfortable waiving operating agreement. Also - it is not a legal requirement to have an operating agreement. Loan has a personal guarantee.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Post-Close	Yes	940426
6000089076			D	B	C	B	D	A	A	A	Closed	FCOM3596	2023-04-26 07:06	2023-05-11 08:28	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Prepayment Rider	Resolved-received note with PPP - Due Diligence Vendor-05/11/2023 Ready for Review-Document Uploaded. Please see attached - Seller-05/10/2023 Open-Note addendum and mortgage rider are missing terms for prepayment penalty. Locked with 5 yr PPP - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Please see attached - Seller-05/10/2023	Resolved-received note with PPP - Due Diligence Vendor-05/11/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	940429
6000089076			D	B	C	B	D	A	A	A	Closed	FCRE7810	2023-04-26 07:03	2023-05-11 08:26	Resolved	1 - Information	C	A	Credit	Title	Title issue	Resolved-docs updated to match LLC - Due Diligence Vendor-05/11/2023 Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023 Open-borrower name is missing from title. Title is showing LLC, not borrower name. does not match name of borrower on Note - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023	Resolved-docs updated to match LLC - Due Diligence Vendor-05/11/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	940422
6000089076			D	B	C	B	D	A	A	A	Closed	FCRE1156	2023-04-26 06:51	2023-05-11 08:26	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Resolved-Named Insured matches Borrower(s) Name(s) - Due Diligence Vendor-05/11/2023 Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023 Open-Named Insured does not match Borrower(s) Name(s) insurance is not in name of borrower. has XXXX. this does not match borrower name on note. - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023	Resolved-Named Insured matches Borrower(s) Name(s) - Due Diligence Vendor-05/11/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	940386
6000089076			D	B	C	B	D	A	A	A	Closed	FCRE1118	2023-04-26 06:26	2023-05-11 08:21	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Resolved-corrected Deed of Trust and Riders received - Due Diligence Vendor-05/11/2023 Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023 Open-Borrower 1 Signature does not match Note Note was signed by borrower as individual. Deed of Trust has LLC as borrower. These do not match - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Docs corrected to reflect file closed in LLC, everything should match - Seller-05/10/2023	Resolved-corrected Deed of Trust and Riders received - Due Diligence Vendor-05/11/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	940335
6000089076			D	B	C	B	D	A	A	A	Closed	FCRE9991	2023-04-26 07:06	2023-04-27 12:17	Resolved	1 - Information	A	A	Credit	Data	Data Discrepancy - Tape Data is Different than Original Loan Approval Document Data	Resolved-updated tape received. - Due Diligence Vendor-04/27/2023 Ready for Review-Document Uploaded. Please see attached - Seller-04/26/2023 Open-DSCR score is 1.04. PITIA is xxxxx (includes $xxxxx for special assessment) and rents are $xxxxx. Need updated tape - Due Diligence Vendor-04/26/2023	Ready for Review-Document Uploaded. Please see attached - Seller-04/26/2023	Resolved-updated tape received. - Due Diligence Vendor-04/27/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	940440
6000089127			B	B	B	B	A	A	A	A	Closed	FCRE3599	2023-05-03 07:04	2023-05-03 07:04	Waived	2 - Non-Material	B	B	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Waived-Allow a 6th Loan with XXXX within a 6 month period B - Due Diligence Vendor-05/03/2023		Waived-Allow a 6th Loan with XXXX within a 6 month period B - Due Diligence Vendor-05/03/2023		Experienced investor with 2+ investment properties, No credit events past 48 months, No mortgage late payments in last 24 months page 1		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	951920
6000089127			B	B	B	B	A	A	A	A	Closed	FCRE1194	2023-04-28 14:42	2023-04-28 14:42	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of XXXX exceeds Guideline LTV of XXXX Exception Type Material: Appraisal--Allow a 6th Loan within 6 months --Allow a 6th Loan with XXXX within a 6 month period Base Loan LTV is XXXX Current LTV is XXXX due to Financing points . (Exception form present on page #1 of 151) - Due Diligence Vendor-04/28/2023		Waived-Audited LTV of XXXX exceeds Guideline LTV of XXXX Exception Type Material: Appraisal--Allow a 6th Loan within 6 months --Allow a 6th Loan with XXXX within a 6 month period Base Loan LTV is XXXX Current LTV is XXXX due to Financing points . (Exception form present on page #1 of 151) - Due Diligence Vendor-04/28/2023		Experienced investor with 2+ investment properties, No credit events past 48 months, No mortgage late payments in last 24 months		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	946413
6000089125			B	B	B	B	A	A	A	A	Closed	FCRE8955	2023-05-03 14:24	2023-05-03 14:27	Waived	2 - Non-Material	B	B	Credit	Eligibility	Number of Loans to Borrower exceeds guidelines	Waived-Document Uploaded. Exception (page 180 part 2) requested to allow an 8th Loan with XXXX Mortgage within a 6 month period with a current XXXX LTV. Approved with conditions to add XXXX in Price, max LTV XXXX, DSCR>0.6 and minimum 3 Y PPP required - Due Diligence Vendor-05/03/2023		Waived-Document Uploaded. Exception (page 180 part 2) requested to allow an 8th Loan with XXXX Mortgage within a 6 month period with a current XXXX LTV. Approved with conditions to add XXXX in Price, max LTV XXXX, DSCR>0.6 and minimum 3 Y PPP required - Due Diligence Vendor-05/03/2023		Experienced investor with 2+ investment properties, No credit events past 48 months, No mortgage late payments in last 24 months, Credit score >40 points than minimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	953125
6000089129			B	B	B	B	A	A	A	A	Closed	FCRE8955	2023-05-02 20:03	2023-05-02 20:03	Waived	2 - Non-Material	B	B	Credit	Eligibility	Number of Loans to Borrower exceeds guidelines	Waived-Document Uploaded. Exception requested to allow a 7th XXXX Mortgage loan within 6 months. Approved with conditions to add XXXX in Price, max LTV XXXX, DSCR >0.6 required. - Due Diligence Vendor-05/03/2023		Waived-Document Uploaded. Exception requested to allow a 7th XXXX Mortgage loan within 6 months. Approved with conditions to add XXXX in Price, max LTV XXXX, DSCR >0.6 required. - Due Diligence Vendor-05/03/2023		Experienced investor with 2+ investment properties, No credit events past 48 months, No mortgage late payments in last 24 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	951433
6000089190			D	B	D	B	A	A	A	A	Closed	FCRE1165	2023-05-15 13:18	2023-05-17 13:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Insurance Policy Partially Provided	Resolved-lender accepted email for renewal from association - Due Diligence Vendor-05/17/2023 Ready for Review-The policy was effective within 30 days after closing (XXXX). Per our UW, the email confirmation of renewal should be sufficient (page 15 XXXX) - Seller-05/17/2023 Open-condo flood policy expires in less than 30 days, need renewal - Due Diligence Vendor-05/15/2023	Ready for Review-The policy was effective within 30 days after closing (XXXX). Per our UW, the email confirmation of renewal should be sufficient (page 15 XXXX) - Seller-05/17/2023	Resolved-lender accepted email for renewal from association - Due Diligence Vendor-05/17/2023				ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	967956
6000089190			D	B	D	B	A	A	A	A	Closed	FCRE8860	2023-05-15 13:17	2023-05-15 13:17	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Audited DSCR does not meet guidelines requirements	Waived-Using lease agreement for buyer Comments Hello! The broker is doing numerous files with us every month. Requesting approval to use buyers lease agreement for DSCR. The borrower can provide 3 moths payments - Due Diligence Vendor-05/15/2023		Waived-Using lease agreement for buyer Comments Hello! The broker is doing numerous files with us every month. Requesting approval to use buyers lease agreement for DSCR. The borrower can provide 3 moths payments - Due Diligence Vendor-05/15/2023		No credit events past 48 months, No consumer late payments in last 48 months, Credit score >40 points than minimum required page 2/162		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	967955
6000089190			D	B	D	B	A	A	A	A	Closed	FCRE9802	2023-05-15 13:17	2023-05-15 13:17	Waived	2 - Non-Material	B	B	Credit	Eligibility	Borrower is First Time Homebuyer and Program Does Not Allow This	Waived-Borrower cannot be first time homebuyer for this program First time homebuyer on DSCR product - Due Diligence Vendor-05/15/2023		Waived-Borrower cannot be first time homebuyer for this program First time homebuyer on DSCR product - Due Diligence Vendor-05/15/2023		No credit events past 48 months, No consumer late payments in last 48 months, Credit score >40 points than minimum required Page 1/162		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	967951
6000089195	B	B	B	B	A	A	A	A	Closed	FCRE1194	2023-05-22 14:45	2023-07-11 12:37	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Exception Type Material: LTV--Higher LTV--The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
(Exception form present on page# 464) - Due Diligence Vendor-05/22/2023	Waived-Exception Type Material: LTV--Higher LTV--The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
(Exception form present on page# 464) - Due Diligence Vendor-05/22/2023

Residual income >=$3000, No credit events past 48 months, 5+ years credit history, No consumer late payments in last 48 months, Reserves>6 months (ineligible for Foreign Nationals). Reserves attached. Borrower has another account that has more funds.

This waiver is applicable for following guideline requirement for flip transactions: “Maximum CLTV ratio is based up on the lower of the current appraised value or the initial purchase price paid by seller plus documented improvements.” The property was purchased initially almost 1 year prior to our purchase loan for a under the market value, renovated significantly, and then sold to our borrower almost a year later. Note that other lenders and Fannie Mae do not require to document any improvements made on flip transactions, but since we are very conservative when it comes to verifying the validity of property value, we do. New appraised value was supported by AVM and the property was greatly renovated, making original purchase price with documented improvements not a good representation for current market value of the property.

																												ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	977562
6000089196	B	B	A	A	A	A	B	B	Closed	FVAL9739	2023-05-23 12:04	2023-07-11 12:38	Waived	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Waived-Exception Type :- Material: LTV
Short Description :- Higher LTV
Comments :- The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
Exception form available on page no 687 of 687 - Due Diligence Vendor-05/23/2023	Waived-Exception Type :- Material: LTV
Short Description :- Higher LTV
Comments :- The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
Exception form available on page no 687 of 687 - Due Diligence Vendor-05/23/2023

Residual income >=$3000, No credit events past 48 months, 5+ years credit history, No consumer late payments in last 48 months, Reserves>6 months (ineligible for Foreign Nationals) Reserves attached. Borrower has another account that has more funds.

This waiver is applicable for following guideline requirement for flip transactions: “Maximum CLTV ratio is based up on the lower of the current appraised value or the initial purchase price paid by seller plus documented improvements.” The property was purchased initially almost 1 year prior to our purchase loan for a under the market value, renovated significantly, and then sold to our borrower almost a year later. Note that other lenders and Fannie Mae do not require to document any improvements made on flip transactions, but since we are very conservative when it comes to verifying the validity of property value, we do. New appraised value was supported by AVM and the property was greatly renovated, making original purchase price with documented improvements not a good representation for current market value of the property.
																												ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	979152
6000089197	B	B	B	B	A	A	A	A	Closed	FCRE1194	2023-05-23 15:00	2023-07-11 12:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Exception Type:-Material: LTV
Short Description:-Higher LTV
The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
Page no 402 - Due Diligence Vendor-05/23/2023	Waived-Exception Type:-Material: LTV
Short Description:-Higher LTV
The borrower wants to go with the highest LTV possible. Requesting exception to have the highest LTV possible. The preferred loan amount is XXXX (it is XXXX LTV). According to the appraisal report, the appraised value of the subject property is XXXX. Purchase contract XXXX. The seller's original purchase price of $XXXX (the date of prior sale is XXXX. Flip transaction according to our guidelines) plus the
$51,830.00 (documented improvements) brings the value of the home to $XXXX. There are 4 loans for the same borrower currently in the Underwriting stage. I requested the same exception for all 4 loans (Loans#:
XXXX, XXXX, XXXX, and XXXX)
Page no 402 - Due Diligence Vendor-05/23/2023

Residual income >=$3000, No credit events past 48 months, 5+ years credit history, No consumer late payments in last 48 months, Reserves>6 months (ineligible for Foreign Nationals) Reserves attached. Borrower has another account that has more funds.

																										This waiver is applicable for following guideline requirement for flip transactions: “Maximum CLTV ratio is based up on the lower of the current appraised value or the initial purchase price paid by seller plus documented improvements.” The property was purchased initially almost 1 year prior to our purchase loan for a under the market value, renovated significantly, and then sold to our borrower almost a year later. Note that other lenders and Fannie Mae do not require to document any improvements made on flip transactions, but since we are very conservative when it comes to verifying the validity of property value, we do. New appraised value was supported by AVM and the property was greatly renovated, making original purchase price with documented improvements not a good representation for current market value of the property.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	979536
6000089194	B	B	A	A	A	A	B	B	Closed	FVAL4036	2023-05-23 08:29	2023-07-11 12:36	Waived	2 - Non-Material	B	B	Property	Property	Flip or Rapid Resale of Property	Waived-Exception page 751. Bwr buying property purchased bt Seller in XXXX for XXXX + $51K + in documented improvements (pages 663,667) from seller. Flip LTV is XXXX at original sales price plus improvements. New Appraised value/sales price use approved for transaction. - Due Diligence Vendor-05/23/2023	Waived-Exception page 751. Bwr buying property purchased bt Seller in XXXX for XXXX + $51K + in documented improvements (pages 663,667) from seller. Flip LTV is XXXX at original sales price plus improvements. New Appraised value/sales price use approved for transaction. - Due Diligence Vendor-05/23/2023	No credit events past 48 months, 5+ yrs credit history, No consumer lates last 48 months, Reserves > 6 months.

																										This waiver is applicable for following guideline requirement for flip transactions: “Maximum CLTV ratio is based up on the lower of the current appraised value or the initial purchase price paid by seller plus documented improvements.” The property was purchased initially almost 1 year prior to our purchase loan for a under the market value, renovated significantly, and then sold to our borrower almost a year later. Note that other lenders and Fannie Mae do not require to document any improvements made on flip transactions, but since we are very conservative when it comes to verifying the validity of property value, we do. New appraised value was supported by AVM and the property was greatly renovated, making original purchase price with documented improvements not a good representation for current market value of the property.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	978518
6000089150			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089187			D	A	D	A	A	A	A	A	Closed	FCOM4028	2023-05-24 11:34	2023-05-26 10:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing evidence Mortgage/Deed of Trust will be recorded	Resolved-Loan closed within 60 days - Due Diligence Vendor-05/26/2023 Open-Missing evidence of Mortgage recording - Due Diligence Vendor-05/24/2023		Resolved-Loan closed within 60 days - Due Diligence Vendor-05/26/2023				ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	980715
6000089210			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA
6000089180			C	A	C	A	A	A	A	A	Closed	FCRE8860	2023-05-26 06:37	2023-06-01 10:42	Resolved	1 - Information	C	A	Credit	Income/Employment	Audited DSCR does not meet guidelines requirements	Resolved-now within XXXX. XXXX received. - Due Diligence Vendor-06/01/2023 Ready for Review-Document Uploaded. Please see attached - Seller-05/31/2023 Open-DSCR score is below 1. PITIA Is $xxxxx and 1007 shows rents at $xxxxx. Need corrected data tape and an Exception. Minimum DSCR for XXXX is 1 - Due Diligence Vendor-05/26/2023	Ready for Review-Document Uploaded. Please see attached - Seller-05/31/2023	Resolved-now within XXXX. XXXX received. - Due Diligence Vendor-06/01/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	984052
6000089199			B	A	B	A	A	A	A	A	Closed	FCRE1173	2023-05-28 18:36	2023-07-06 12:30	Resolved	1 - Information	B	A	Credit	Missing Doc	Master Condo Insurance Policy is Missing	Resolved-Document Uploaded. Received master policy - Due Diligence Vendor-07/06/2023 Waived-Document Uploaded. Current Condo Master policy (worker's comp and employer liab) expires on 06/10/2023 with a XXXX closing and renewal was not provided. Exception requested since all other coverages expire after 30 days of transaction date. Approved with conditions to add XXXX in Price and DSCR>1.1 - Due Diligence Vendor-05/29/2023		Resolved-Document Uploaded. Received master policy - Due Diligence Vendor-07/06/2023 Waived-Document Uploaded. Current Condo Master policy (worker's comp and employer liab) expires on 06/10/2023 with a XXXX closing and renewal was not provided. Exception requested since all other coverages expire after 30 days of transaction date. Approved with conditions to add XXXX in Price and DSCR>1.1 - Due Diligence Vendor-05/29/2023		No credit events past 48 months, No mortgage late payments in last 24 months, 5+ years credit history	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Refinance	Cash Out - Other	N/A	N/A	985147
6000089208	D	B	C	A	D	A	B	B	Closed	FVAL4036	2023-06-05 10:34	2023-07-11 12:40	Waived	2 - Non-Material	B	B	Property	Property	Flip or Rapid Resale of Property	Waived-Allow to use appraised value from Appraisal report for a flip transaction. No documented improvements. - Due Diligence Vendor-06/05/2023	Waived-Allow to use appraised value from Appraisal report for a flip transaction. No documented improvements. - Due Diligence Vendor-06/05/2023	Compensating Factors: DSCR=> 1.3 , LTV XXXX below maximum, Revolving debt is under 30%, No credit events past 48 months, No mortgage late payments in last 24 months, 5+ years credit history, No consumer late payments in last 48 months.

This waiver is applicable for following guideline requirement for flip transactions: “Maximum CLTV ratio is based up on the lower of the current appraised value or the initial purchase price paid by seller plus documented improvements.” The property was purchased initially almost 1 year prior to our purchase loan for a under the market value, renovated significantly, and then sold to our borrower almost a year later. Note that other lenders and
Fannie Mae do not require to document any improvements made on flip transactions, but since we are very conservative when it comes to verifying the validity of property value, we do.
- Initial purchase transaction was almost a year prior to the origination of this loan (XXXX), and the property was transferred at a cost of $XXXX, which is XXXX lower than what it is appraised as today, and the value increase is commented on by the appraiser. ¾ of comparable sales were sold within 6 months, so they reflect the fresh market state for the area.
- AVM supports this value ($XXXX with 97% confidence score)
- This is a XXXX purchase transaction. Even if the qualify using XXXX value, with loan amount of $XXXX you have under XXXX.

																												ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	Originator Pre-Close	Yes	993673
6000089208			D	B	C	A	D	A	B	B	Closed	FCRE6843	2023-06-02 06:56	2023-06-07 16:10	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-LOE provided for large deposit. - Due Diligence Vendor-06/07/2023 Ready for Review-Document Uploaded. The deposits are from Borrower's solar panel business. Signed LOE and deposit history attached for tour review. - Seller-06/07/2023 Open-Large deposit on 4/17 for $285000 not sourced - Due Diligence Vendor-06/02/2023	Ready for Review-Document Uploaded. The deposits are from Borrower's XXXXX business. Signed LOE and deposit history attached for tour review. - Seller-06/07/2023	Resolved-LOE provided for large deposit. - Due Diligence Vendor-06/07/2023			XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	991044
x			D	B	C	A	D	A	B	B	Closed	FCOM6472	2023-06-02 06:57	2023-06-06 08:14	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Note data	Resolved-Information from Investor is accepted - Due Diligence Vendor-06/06/2023 Ready for Review-I can confirm that this loan does not have an Interest Rate addendum. - Seller-06/06/2023 Open-Note does not have an Interest Rate Addendum for default rate present. provide or confirm this loan does not have a default rate addendum - Due Diligence Vendor-06/02/2023	Ready for Review-I can confirm that this loan does not have an Interest Rate addendum. - Seller-06/06/2023	Resolved-Information from Investor is accepted - Due Diligence Vendor-06/06/2023				ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XXXX	Investment	Purchase	NA	N/A	N/A	991048